Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2014	December 31, 2013
	(in thousands)
Benefit obligation at beginning of year	$24,958	$22,527
Service cost	91	251
Interest cost	1,235	1,005
Plan participants’ contributions	44	75
Plan curtailments	359	-
Benefits paid	(68)	(105)
Actuarial loss	8,270	680
Foreign currency exchange rate changes	(2,014)	525

Benefit obligation at end of year	$32,875	$24,958

Change in plan assets	December 31, 2014	December 31, 2013
	(in thousands)
Fair value of plan assets at beginning of year	$21,422	$17,807
Actual return on plan assets	5,424	2,916
Employer contributions	155	224
Plan participants’ contributions	44	75
Benefits paid	(68)	(105)
Foreign currency exchange rate changes	(1,568)	505

Fair value of plan assets at end of year	$25,409	$21,422

Funded Status
Funded status	December 31, 2014	December 31, 2013
	(in thousands)
Projected benefit obligation	$(32,875)	$(24,958)
Fair value of plan assets	25,409	21,422

Funded status	$(7,466)	$(3,536)

Non-current other liabilities	$(7,466)	$(3,536)

Components of Net Periodic Benefit Cost
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:
	December 31, 2014	December 31, 2013	December 31, 2012
	(in thousands)
Service cost	$91	$251	$242
Interest cost	1,235	1,005	964
Expected return on plan assets	(1,299)	(983)	(895)
Amortization of net loss	20	130	179
Curtailment loss	359	-	-

Net periodic benefit cost	$406	$403	$490

Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:
	December 31, 2014	December 31, 2013	December 31, 2012
	(in thousands)
Net actuarial loss	$6,113	$1,988	$3,371

Total	$6,113	$1,988	$3,371

Assumptions Used in Calculating Pension Benefit Obligations	The following assumptions were used in determining the benefit obligation at December 31, 2014:
	December 31,	December 31,
	2014	2013
Discount rate	3.6%	4.7%
Rate of compensation increase	3.6%	4.0%

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:
Asset Category	Expected long-term return per annum
Corporate Bonds	3.6%
Gilts	2.4%

Underlying Asset Split of Fund	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2014	December 31, 2013
Equity	-	70%
Corporate Bonds	26%	30%
Gilts	74%	-
	100%	100%

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.
(in thousands)

2015	$65
2016	67
2017	70
2018	72
2019	73
Years 2020 - 2024	$294

Pension Plans, Defined Benefit
Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2012, December 31, 2013 and December 31, 2014:

	December 31,	December 31,	December 31,
	2014	2013	2012
Discount rate	4.7%	4.6%	4.7%
Rate of compensation increase	4.0%	3.4%	3.5%
Expected rate of return on plan assets	6.1%	5.7%	5.8%
Accumulated other comprehensive income	December 31, 2014	December 31, 2013	December 31, 2012
	(in thousands)
Actuarial loss - benefit obligation	$8,270	$680	$405
Actuarial gain – plan assets	(4,125)	(1,933)	(915)
Actuarial gain recognized in net periodic benefit cost	(20)	(130)	(179)

Total	$4,125	$(1,383)	$(689)

Fair Value, Inputs, Level 1
Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements
	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2014	December 31, 2013
Cash	$16	$58

Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,560	5,788
Legal and General Gilt Funds	6,977	-
Legal and General Index Linked Gilt Funds	11,856	-
Other Types of Investments
Baillie Gifford Diversified Growth Fund	-	8,452
Standard Life Global Absolute Return Strategies	-	7,124

	$25,409	$21,422